UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY MID CAP CORE FUND

FORM N-Q

FEBRUARY 28, 2006

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited)	February 28, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 2.2%
1,897,900	ServiceMaster Co.	$23,761,708

Hotels, Restaurants & Leisure - 3.0%
467,300	CBRL Group Inc.	20,762,139
352,600	GTECH Holdings Corp.	11,769,788

	Total Hotels, Restaurants & Leisure	32,531,927

Household Durables - 3.1%
505,000	Ethan Allen Interiors Inc.	20,558,550
144,730	Mohawk Industries Inc. *	12,520,592

	Total Household Durables	33,079,142

Multiline Retail - 1.7%
684,300	Family Dollar Stores Inc.	17,600,196

Specialty Retail - 3.7%
516,900	Bed Bath & Beyond Inc. *	18,629,076
450,000	Sherwin-Williams Co.	20,497,500

	Total Specialty Retail	39,126,576

	TOTAL CONSUMER DISCRETIONARY	146,099,549

CONSUMER STAPLES - 3.4%
Beverages - 1.5%
253,500	Molson Coors Brewing Co., Class B Shares	15,907,125

Food Products - 1.9%
601,435	Hormel Foods Corp.	20,707,407

	TOTAL CONSUMER STAPLES	36,614,532

ENERGY - 10.2%
Energy Equipment & Services - 5.4%
202,651	Nabors Industries Ltd. *	13,364,833
392,060	Smith International Inc.	15,184,484
680,134	Weatherford International Ltd. *	29,327,378

	Total Energy Equipment & Services	57,876,695

Oil, Gas & Consumable Fuels - 4.8%
261,910	Murphy Oil Corp.	12,275,722
341,918	Newfield Exploration Co. *	13,215,130
288,892	Nexen Inc.	15,068,607
266,300	Pioneer Natural Resources Co.	11,208,567

	Total Oil, Gas & Consumable Fuels	51,768,026

	TOTAL ENERGY	109,644,721

FINANCIALS - 15.5%
Capital Markets - 1.0%
80,625	Bear Stearns Cos. Inc.	10,839,225

Commercial Banks - 3.1%
373,100	Associated Banc-Corp.	12,860,757
96,726	Comerica Inc.	5,544,335
577,389	North Fork Bancorporation Inc.	14,746,515

	Total Commercial Banks	33,151,607

Consumer Finance - 0.7%
171,900	Nelnet Inc., Class A Shares *	7,125,255

Insurance - 6.2%
79,058	Ambac Financial Group Inc.	5,941,209
201,996	Fidelity National Financial Inc.	7,627,369
35,349	Fidelity National Title Group Inc., Class A	837,771
312,089	National Financial Partners Corp.	18,366,438

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

SHARES	SECURITY	VALUE
Insurance (continued)
803,000	Old Republic International Corp.	$17,095,870
269,973	PartnerRe Ltd.	16,363,063

	Total Insurance	66,231,720

Real Estate - 1.3%
1,153,285	Spirit Finance Corp.	13,897,084

Thrifts & Mortgage Finance - 3.2%
1,248,300	New York Community Bancorp Inc.	21,058,821
303,480	PMI Group Inc.	13,140,684

	Total Thrifts & Mortgage Finance	34,199,505

	TOTAL FINANCIALS	165,444,396

HEALTH CARE - 13.9%
Biotechnology - 2.3%
643,500	ImClone Systems Inc. *	24,703,965

Health Care Equipment & Supplies - 4.2%
479,580	Cytyc Corp. *	13,826,291
255,003	Fisher Scientific International Inc. *	17,381,005
395,215	Thermo Electron Corp. *	13,682,343

	Total Health Care Equipment & Supplies	44,889,639

Health Care Providers & Services - 4.7%
273,600	Coventry Health Care Inc. *	16,312,032
409,400	Manor Care Inc.	16,928,690
181,800	Pediatrix Medical Group Inc. *	17,158,284

	Total Health Care Providers & Services	50,399,006

Pharmaceuticals - 2.7%
738,200	MGI Pharma Inc. *	13,014,466
889,600	Valeant Pharmaceuticals International	15,852,672

	Total Pharmaceuticals	28,867,138

	TOTAL HEALTH CARE	148,859,748

INDUSTRIALS - 14.5%
Aerospace & Defense - 3.5%
212,227	Alliant Techsystems Inc. *	16,218,387
254,900	Armor Holdings Inc. *	14,970,277
80,259	L-3 Communications Holdings Inc.	6,670,326

	Total Aerospace & Defense	37,858,990

Air Freight & Logistics - 1.4%
325,546	C.H. Robinson Worldwide Inc.	14,590,972

Commercial Services & Supplies - 2.3%
486,800	R.R. Donnelley & Sons Co.	16,385,688
174,576	YRC Worldwide Inc. *	8,351,716

	Total Commercial Services & Supplies	24,737,404

Electrical Equipment - 2.9%
148,052	Rockwell Automation Inc.	10,092,705
453,564	Roper Industries Inc.	20,442,129

	Total Electrical Equipment	30,534,834

Machinery - 3.8%
1,106,700	AGCO Corp. *	21,635,985
278,000	Eaton Corp.	19,368,260

	Total Machinery	41,004,245

Road & Rail - 0.6%
301,649	Heartland Express Inc.	6,977,141

	TOTAL INDUSTRIALS	155,703,586

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.7%
153,150	Harris Corp.	$6,995,892

Computers & Peripherals - 2.3%
272,690	Avid Technology Inc. *	12,772,800
334,490	Intergraph Corp. *	12,128,607

	Total Computers & Peripherals	24,901,407

Electronic Equipment & Instruments - 5.6%
472,500	Benchmark Electronics Inc. *	16,641,450
193,303	CDW Corp.	10,991,209
827,100	Ingram Micro Inc., Class A Shares *	16,360,038
386,200	Tech Data Corp. *	16,038,886

	Total Electronic Equipment & Instruments	60,031,583

Internet Software & Services - 1.4%
542,600	WebEx Communications Inc. *	15,127,688

IT Services - 4.1%
908,429	Acxiom Corp.	23,510,143
850,800	Sabre Holdings Corp., Class A Shares	20,529,804

	Total IT Services	44,039,947

Semiconductors & Semiconductor Equipment - 3.6%
446,300	Lam Research Corp. *	19,235,530
537,300	Microchip Technology Inc.	18,912,960

	Total Semiconductors & Semiconductor Equipment	38,148,490

Software - 1.4%
142,474	Quest Software Inc. *	2,075,846
595,290	Synopsys Inc. *	13,018,992

	Total Software	15,094,838

	TOTAL INFORMATION TECHNOLOGY	204,339,845

MATERIALS - 2.2%
Chemicals - 1.6%
272,610	Air Products & Chemicals Inc.	17,490,658

Metals & Mining - 0.6%
236,796	Compass Minerals International Inc.	5,908,060

	TOTAL MATERIALS	23,398,718

UTILITIES - 5.5%
Electric Utilities - 2.2%
585,000	Pepco Holdings Inc.	13,905,450
191,900	WPS Resources Corp.	10,084,345

	Total Electric Utilities	23,989,795

Multi-Utilities - 2.1%
222,200	KeySpan Corp.	9,054,650
319,500	SCANA Corp.	13,029,210

	Total Multi-Utilities	22,083,860

Water Utilities - 1.2%
436,250	Aqua America Inc.	12,537,825

	TOTAL UTILITIES	58,611,480

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $871,986,310)	1,048,716,575

See Notes to Schedule of Investments.

SMITH BARNEY MID CAP CORE FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$15,312,000	Interest in $598,216,000 joint tri-party repurchase agreement dated 2/28/06 with Deutche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at maturity - $15,313,940; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.875% due 4/21/06 to 12/11/20; Market value - $15,618,254) (Cost - $15,312,000)	$15,312,000

	TOTAL INVESTMENTS - 99.4% (Cost - $887,298,310#)	1,064,028,575
	Other Assets in Excess of Liabilities - 0.6%	6,120,912

	TOTAL NET ASSETS - 100.0%	$1,070,149,487

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Mid Cap Core Fund (the “Fund”) is a separate diversified investment fund of the Smith Barney Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$191,740,181
Gross unrealized depreciation	(15,009,916)

Net unrealized appreciation	$176,730,265

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date April 28, 2006